Fair values of financial assets and liabilities - Schedule of Financial Liabilities Carried at Fair Value by Valuation Hierarchy (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	£ 5,643	£ 6,537
Financial liabilities at fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	0	0
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	5,614	6,504
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	29	33
Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	5,488	4,643
Derivative financial instruments | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	0	0
Derivative financial instruments | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	5,314	4,436
Derivative financial instruments | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	174	207
Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	11,131	11,180
Fair value | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	0	0
Fair value | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	10,928	10,940
Fair value | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	£ 203	£ 240